Property, Plant and Equipment - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) property	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 17, 2021 CAD ($)	Oct. 06, 2020 CAD ($)	Jun. 27, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalized	$ 0	$ 24,000,000	$ 53,000,000
Weighted average capitalization rate		3.50%	4.00%
British Columbia - Gas Producing Assets And Processing Infrastructure Segment
Disclosure of detailed information about property, plant and equipment [line items]
Number of acquisitions | property	2
Property, plant and equipment	$ 257,000,000
Exploration and evaluation assets	13,000,000
Total purchase consideration	131,000,000
Asset retirement obligations	58,000,000
Non-current liabilities recognised as of acquisition date	65,000,000
Deferred tax asset	462,000,000
Gains on acquisitions of property, plant and equipment, pre-tax	478,000,000
North America
Disclosure of detailed information about property, plant and equipment [line items]
Asset retirement obligations			$ 20,000,000
Gains on acquisitions of property, plant and equipment, pre-tax			0
Net cash paid for consideration for acquisition of exploration and evaluation assets			80,000,000
Deferred tax liability			0
Oil Sands Mining and Upgrading
Disclosure of detailed information about property, plant and equipment [line items]
Project costs not subject to depletion and depreciation	118,000,000	$ 117,000,000
STORM Resources Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Less: cash consideration				$ 771,000,000
Pro forma revenue	294,000,000
Pro forma net operating income	205,000,000
Property, plant and equipment				1,114,000,000
Exploration and evaluation assets				13,000,000
Total purchase consideration	$ 771,000,000
Asset retirement obligations				18,000,000
Non-current liabilities recognised as of acquisition date				35,000,000
Deferred tax liability				$ 140,000,000
Devon
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment						$ 3,325,000,000
Exploration and evaluation assets			91,000,000			91,000,000
Total purchase consideration			3,412,000,000			3,412,000,000
Asset retirement obligations						178,000,000
Revenue of acquiree since acquisition date			1,540,000,000
Revenue net of blending, production, transportation, and feedstock expense			590,000,000
Painted Pony Energy Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Less: cash consideration					$ 111,000,000
Property, plant and equipment					750,000,000
Exploration and evaluation assets		15,000,000			15,000,000
Total purchase consideration		$ 111,000,000
Asset retirement obligations					13,000,000
Non-current liabilities recognised as of acquisition date					442,000,000
Deferred tax asset					$ 211,000,000
Non-revolving term credit facility maturing June 2022
Disclosure of detailed information about property, plant and equipment [line items]
Maximum credit facility			$ 3,250,000,000			$ 3,250,000,000